PROPERTY AND EQUIPMENT (Details - Components of property and equipment) - Equipment [Member] - USD ($)	Nov. 30, 2024	Aug. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 3,094,076	$ 3,094,076
Accumulated Depreciation	(1,524,957)	(1,394,332)
Net Book Value	$ 1,569,119	$ 1,699,744